Right-of-use assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2023
Right-of-use assets
Balance, at beginning of the period		¥ 4,172,083
Depreciation charge of right-of-use assets by class of underlying asset	¥ 239,787	971,471	¥ 684,462	¥ 334,193
Balance, at end of the period		5,121,039	4,172,083
Net book value		5,121,039	4,172,083
Property
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset	215,399	918,624	637,772	285,393
Net book value		3,521,365	2,533,228
Warehouse equipment
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset	1,784	7,637	1,478	3,592
Net book value		6,029
Land use right
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset	22,604	45,210	45,212	¥ 45,208
Net book value		1,593,645	1,638,855
Cost:
Right-of-use assets
Balance, at beginning of the period		5,164,594	3,445,462
Additions		2,111,226	2,093,794
Derecognition		(434,893)	(378,482)
Exchange adjustments		(35,394)	3,820
Balance, at end of the period	3,445,462	6,805,533	5,164,594
Cost: | Property
Right-of-use assets
Balance, at beginning of the period		3,382,184	1,652,404
Additions		2,097,560	2,093,794
Derecognition		(434,893)	(367,834)
Exchange adjustments		(35,394)	3,820
Balance, at end of the period	1,652,404	5,009,457	3,382,184
Cost: | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period			10,648
Additions		13,666
Derecognition			(10,648)
Balance, at end of the period	10,648	13,666
Cost: | Land use right
Right-of-use assets
Balance, at beginning of the period		1,782,410	1,782,410
Balance, at end of the period	1,782,410	1,782,410	1,782,410
Accumulated amortization:
Right-of-use assets
Balance, at beginning of the period		(992,511)	(544,602)
Depreciation charge of right-of-use assets by class of underlying asset		(971,471)	(684,462)
Derecognition		275,526	237,722
Exchange adjustments		4,074	(1,169)
Balance, at end of the period	(544,602)	(1,684,382)	(992,511)
Accumulated amortization: | Property
Right-of-use assets
Balance, at beginning of the period		(848,956)	(437,087)
Depreciation charge of right-of-use assets by class of underlying asset		(918,624)	(637,772)
Derecognition		275,526	227,072
Exchange adjustments		4,074	(1,169)
Balance, at end of the period	(437,087)	(1,487,980)	(848,956)
Accumulated amortization: | Warehouse equipment
Right-of-use assets
Balance, at beginning of the period			(9,172)
Depreciation charge of right-of-use assets by class of underlying asset		(7,637)	(1,478)
Derecognition			10,650
Balance, at end of the period	(9,172)	(7,637)
Accumulated amortization: | Land use right
Right-of-use assets
Balance, at beginning of the period		(143,555)	(98,343)
Depreciation charge of right-of-use assets by class of underlying asset		(45,210)	(45,212)
Balance, at end of the period	¥ (98,343)	(188,765)	¥ (143,555)
Impairment:
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset		(112)
Balance, at end of the period		(112)
Impairment: | Property
Right-of-use assets
Depreciation charge of right-of-use assets by class of underlying asset		(112)
Balance, at end of the period		¥ (112)